Note 13 - Commitments, Contingencies and Guarantees - Lease Obligations (Details) $ in Thousands	Jan. 31, 2019 USD ($)
2020	$ 4,678
2021	3,048
2022	1,979
2023	1,470
2024	1,038
2025	737
2026	733
2027	271
13,954
Operating Leases [Member]
2020	4,627
2021	3,046
2022	1,979
2023	1,470
2024	1,038
2025	737
2026	733
2027	271
13,901
Capital Leases [Member]
2020	51
2021	2
$ 53